DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Standards Update 2016-18
Reconciliation of cash and cash equivalents
	December 31,	December 31,	December 31,
	2018	2017	2016
	(In millions)
Cash and cash equivalents	$3,863.1	$4,190.0	$1,859.2
Restricted cash included within other current assets (1)	60.7	50.4	51.2
Restricted cash included within redemption settlement assets, restricted (2)	43.9	74.3	58.1
Total cash, cash equivalents and restricted cash	$3,967.7	$4,314.7	$1,968.5
(1)	Includes cash restricted for interest repayments of non-recourse borrowings of consolidated securitized debt and other restricted cash within other current assets.
(2)	See Note 2, “Summary of Significant Accounting Policies,” for additional information regarding nature of restrictions on redemption settlement assets.